Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues	$ 3,611,989	$ 2,725,867	$ 2,443,776
Costs and operating expenses:
Cost of revenues	1,820,870	1,291,506	1,197,885
Sales and marketing	438,742	332,012	296,103
General and administrative	694,561	493,284	438,016
Acquisition costs	64,195	41,723	2,506
Impairment charges	7,698	0	0
Gain on asset sales	(32,816)	0	0
Total costs and operating expenses	2,993,250	2,158,525	1,934,510
Income from operations	618,739	567,342	509,266
Interest income	3,476	3,581	2,891
Interest expense	(392,156)	(299,055)	(270,553)
Other income (expense)	(57,924)	(60,581)	119
Loss on debt extinguishment	(12,276)	(289)	(156,990)
Income from continuing operations before income taxes	159,859	210,998	84,733
Income tax expense	(45,451)	(23,224)	(345,459)
Net income (loss) from continuing operations	114,408	187,774	(260,726)
Net income from discontinued operations, net of tax	12,392	0	0
Net income (loss)	126,800	187,774	(260,726)
Net loss attributable to non-controlling interest	0	0	1,179
Net income (loss) attributable to Equinix	$ 126,800	$ 187,774	$ (259,547)
Earnings per share (EPS) attributable to Equinix:
Basic EPS - continuing operations (in dollars per share)	$ 1.63	$ 3.25	$ (4.96)
Basic EPS - discontinued operations (in dollars per share)	0.18	0.00	0.00
Basic EPS (in dollars per share)	$ 1.81	$ 3.25	$ (4.96)
Weighted-average shares	70,117	57,790	52,359
Diluted EPS - continuing operations (in dollars per share)	$ 1.62	$ 3.21	$ (4.96)
Diluted EPS - discontinued operations (in dollars per share)	0.17	0.00	0.00
Diluted EPS (in dollars per share)	$ 1.79	$ 3.21	$ (4.96)
Weighted-average shares	70,816	58,483	52,359